July 24th, 2013

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 1181
Investment Company Act File No. 811-10325
Amendment No. 1185

Ladies and Gentlemen:
On behalf of Market Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 1181 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing relates to Market Vectors MSCI Emerging Markets Quality ETF, Market Vectors MSCI Emerging Markets Quality Dividend ETF, Market Vectors MSCI International Quality ETF and Market Vectors MSCI International Quality Dividend ETF, new series of the Trust and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Laura I. Martinez at (212) 293-2033.

Very truly yours,

/s/ Laura I. Martinez

Laura I. Martinez

Van Eck Associates Corporation
Van Eck Securities Corporation
335 Madison Avenue, 19th Floor
New York, NY 10017-4632
Tel  212.293.2000